Jun. 05, 2020

NATIXIS FUNDS

Supplement dated June 5, 2020 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2020, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

(the “Fund)

Effective July 1, 2020, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.75%, 1.50%, 0.45%, 0.75%, 0.50% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%
Other expenses	0.16%	0.16%	0.07%	0.16%[1]	0.16%	0.41%[2]
Total annual fund operating expenses	0.81%	1.56%	0.47%	0.81%	0.56%	1.06%
Fee waiver and/or expense reimbursement[3]	0.06%	0.06%	0.02%	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.75%	1.50%	0.45%	0.75%	0.50%	1.00%

[1]	Other expenses are estimated for the current fiscal year.
[2]	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
[3]

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.75%, 1.50%, 0.45%, 0.75%, 0.50% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, Y and Admin Class shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$498	$662	$845	$1,374
Class C	$253	$482	$839	$1,847
Class N	$46	$147	$259	$588
Class T	$325	$491	$678	$1,216
Class Y	$51	$168	$302	$691
Admin Class	$102	$326	$574	$1,284

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$153	$482	$839	$1,847

NATIXIS FUNDS

Supplement dated June 5, 2020 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated February 1, 2020, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

(the “Fund”)

Effective July 1, 2020, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets below the first breakpoint ($500 million) from 0.375% to 0.325%, to reduce the fee rate on assets above $500 million from 0.35% to 0.30%, and to eliminate the second breakpoint. Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.75%, 1.50%, 0.45%, 0.75% and 0.50% of the Fund’s average daily net assets for Class A, C, N, T and Y shares respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.11%	0.18%[2]	0.18%
Total annual fund operating expenses	0.75%	1.50%	0.43%	0.75%	0.50%
Fee waiver and/or expense reimbursement[3,4]	0.00%	0.00%	0.02%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.75%	1.50%	0.41%	0.75%	0.50%

[1]

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2020, as if such reduction had been in effect during the fiscal year ended September 30, 2019. The information has been restated to better reflect anticipated expenses of the Fund.

[2]	Other expenses are estimated for the current fiscal year.
[3]

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.75%, 1.50%, 0.45%, 0.75% and 0.50% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]

Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through January 31, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$300	$459	$633	$1,134
Class C	$253	$474	$818	$1,791
Class N	$42	$135	$238	$539
Class T	$325	$484	$657	$1,157
Class Y	$51	$160	$280	$628

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$153	$474	$818	$1,791

LOOMIS SAYLES STRATEGIC INCOME FUND

(the “Fund”)

Effective July 1, 2020, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00%, 0.75% and 1.25% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%
Other expenses[1]	0.15%	0.15%	0.07%	0.15%[2]	0.15%	0.39%[3]
Total annual fund operating expenses	0.96%	1.71%	0.63%	0.96%	0.71%	1.20%
Fee waiver and/or expense reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.96%	1.71%	0.63%	0.96%	0.71%	1.20%

[1]	Other expenses include acquired fund fees and expenses of less than 0.01%.
[2]	Other expenses are estimated for the current fiscal year.
[3]	Other expenses include an administrative services fee of 0.24% for Admin Class shares.
[4]

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00%, 0.75% and 1.25% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, Y and Admin Class shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$519	$718	$933	$1,553
Class C	$274	$539	$928	$2,019
Class N	$64	$202	$351	$786
Class T	$345	$548	$768	$1,399
Class Y	$73	$227	$395	$883
Admin Class	$122	$381	$660	$1,455

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$174	$539	$928	$2,019